Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 44.7%
		Basic Materials: 1.0%
200,000		CF Industries, Inc., 3.450%, 06/01/2023	$206,450	0.0
535,000		Ecolab, Inc., 1.650%, 02/01/2027	537,728	0.1
300,000		Freeport-McMoRan, Inc., 3.875%, 03/15/2023	310,500	0.1
600,000		Freeport-McMoRan, Inc., 4.550%, 11/14/2024	643,605	0.1
963,000	(1)	Georgia-Pacific LLC, 1.750%, 09/30/2025	967,493	0.2
227,000		Nucor Corp., 2.000%, 06/01/2025	231,642	0.1
1,007,000		Nutrien Ltd., 3.150%, 10/01/2022	1,019,565	0.2
900,000	(1)	Tronox, Inc., 6.500%, 05/01/2025	952,110	0.2
			4,869,093	1.0

		Communications: 2.6%
230,000		Alibaba Group Holding Ltd., 2.800%, 06/06/2023	235,743	0.0
160,000		AMC Networks, Inc., 5.000%, 04/01/2024	161,368	0.0
351,000		AT&T, Inc., 1.700%, 03/25/2026	349,524	0.1
423,000		AT&T, Inc., 4.050%, 12/15/2023	447,756	0.1
501,000		Bell Canada, 0.750%, 03/17/2024	496,086	0.1
759,000		British Telecommunications PLC, 4.500%, 12/04/2023	803,236	0.2
832,000		Comcast Corp., 3.950%, 10/15/2025	909,048	0.2
200,000		CSC Holdings LLC, 5.875%, 09/15/2022	205,203	0.0
600,000		DISH DBS Corp., 5.875%, 11/15/2024	617,136	0.1
400,000		Fox Corp., 3.050%, 04/07/2025	420,194	0.1
626,000		Fox Corp., 4.030%, 01/25/2024	661,424	0.1
700,000		Motorola Solutions, Inc., 4.000%, 09/01/2024	746,018	0.2
900,000	(1)	Netflix, Inc., 3.625%, 06/15/2025	949,369	0.2
1,104,000	(1)	NTT Finance Corp., 0.583%, 03/01/2024	1,091,718	0.2
300,000		Sprint Communications, Inc., 6.000%, 11/15/2022	312,630	0.1
600,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	603,783	0.1
413,000		T-Mobile USA, Inc., 3.500%, 04/15/2025	437,864	0.1
250,000		T-Mobile USA, Inc., 4.000%, 04/15/2022	251,750	0.1
300,000	(1)	Univision Communications, Inc., 5.125%, 02/15/2025	303,373	0.1
416,000		Verizon Communications, Inc., 0.850%, 11/20/2025	406,181	0.1
912,000		Verizon Communications, Inc., 3.500%, 11/01/2024	971,050	0.2
1,013,000		Walt Disney Co/The, 4.000%, 10/01/2023	1,067,936	0.2
			12,448,390	2.6

		Consumer, Cyclical: 5.5%
325,000	(1)	7-Eleven, Inc., 0.950%, 02/10/2026	314,995	0.1
822,304		American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/2029	807,904	0.2
48,759		American Airlines 2016-1 Class A Pass Through Trust, 4.100%, 07/15/2029	48,064	0.0
1,103,479		American Airlines 2016-3 Class A Pass Through Trust, 3.250%, 04/15/2030	1,052,626	0.2
544,000		American Axle & Manufacturing, Inc., 6.250%, 03/15/2026	556,112	0.1
712,000		American Honda Finance Corp., 0.875%, 07/07/2023	712,491	0.2
160,000		American Honda Finance Corp., 1.300%, 09/09/2026	158,177	0.0
900,000	(1)	Avient Corp., 5.750%, 05/15/2025	939,258	0.2
252,000	(1)	BMW US Capital LLC, 0.800%, 04/01/2024	250,445	0.1
595,000	(1),(2)	BMW US Capital LLC, 3.900%, 04/09/2025	640,302	0.1
900,000	(1)	Cedar Fair L.P. / Canada's Wonderland Co. / Magnum Management Corp. / Millennium Op, 5.500%, 05/01/2025	932,638	0.2
432,258		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	448,659	0.1
514,000	(1)	Daimler Finance North America LLC, 3.400%, 02/22/2022	516,111	0.1
400,000	(1)	Dana Financing Luxembourg Sarl, 5.750%, 04/15/2025	409,900	0.1
358,177		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	370,264	0.1
160,000		Delta Air Lines 2019-1 Class A Pass Through Trust, 3.404%, 10/25/2025	162,841	0.0
127,940		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	127,522	0.0
624,000	(1)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	656,218	0.1
500,000		Ford Motor Credit Co. LLC, 4.389%, 01/08/2026	539,315	0.1
400,000		Ford Motor Credit Co. LLC, 5.584%, 03/18/2024	431,502	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
487,000		General Motors Financial Co., Inc., 1.050%, 03/08/2024	$484,665	0.1
861,000		General Motors Financial Co., Inc., 1.700%, 08/18/2023	869,528	0.2
900,000	(1)	Hilton Domestic Operating Co., Inc., 5.375%, 05/01/2025	937,471	0.2
900,000	(1)	International Game Technology PLC, 4.125%, 04/15/2026	928,179	0.2
300,000		KB Home, 7.625%, 05/15/2023	315,711	0.1
800,000		Lennar Corp., 4.500%, 04/30/2024	850,736	0.2
900,000	(1)	Mattel, Inc., 3.375%, 04/01/2026	923,918	0.2
300,000		MGM Resorts International, 6.000%, 03/15/2023	313,880	0.1
500,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	534,503	0.1
574,000	(1)	Panasonic Corp., 2.536%, 07/19/2022	578,618	0.1
900,000	(2)	Penske Automotive Group, Inc., 3.500%, 09/01/2025	921,200	0.2
1,002,000		Ross Stores, Inc., 4.600%, 04/15/2025	1,098,582	0.2
250,000	(1)	Six Flags Entertainment Corp., 4.875%, 07/31/2024	252,785	0.1
900,000	(1)	Taylor Morrison Communities, Inc. / Taylor Morrison Holdings II, Inc., 5.625%, 03/01/2024	959,400	0.2
989,000		Toyota Motor Corp., 0.681%, 03/25/2024	983,571	0.2
400,000		TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 06/15/2024	435,900	0.1
28,500		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	29,579	0.0
466,865		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	488,833	0.1
900,000		United Airlines Holdings, Inc., 4.250%, 10/01/2022	914,616	0.2
170,802		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	179,230	0.0
900,000	(1)	William Carter Co/The, 5.500%, 05/15/2025	934,650	0.2
1,056,000		WW Grainger, Inc., 1.850%, 02/15/2025	1,076,453	0.2
900,000	(1)	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp., 4.250%, 05/30/2023	907,713	0.2
			25,995,065	5.5

		Consumer, Non-cyclical: 5.2%
493,000		AbbVie, Inc., 2.300%, 11/21/2022	499,987	0.1
939,000		AbbVie, Inc., 2.600%, 11/21/2024	974,908	0.2
692,000		AbbVie, Inc., 2.900%, 11/06/2022	704,880	0.2
241,000		AbbVie, Inc., 3.450%, 03/15/2022	241,222	0.1
300,000		ADT Security Corp./The, 4.125%, 06/15/2023	311,910	0.1
683,000		Altria Group, Inc., 2.350%, 05/06/2025	699,553	0.2
880,000		AmerisourceBergen Corp., 0.737%, 03/15/2023	877,934	0.2
1,000,000		Anthem, Inc., 2.375%, 01/15/2025	1,031,854	0.2
598,000		BAT International Finance PLC, 1.668%, 03/25/2026	587,651	0.1
244,000	(1)	Bausch Health Cos, Inc., 6.125%, 04/15/2025	248,840	0.1
466,000	(1)	Baxter International, Inc., 1.322%, 11/29/2024	465,633	0.1
363,000		Boston Scientific Corp., 1.900%, 06/01/2025	367,415	0.1
447,000		Bristol-Myers Squibb Co., 0.750%, 11/13/2025	435,716	0.1
494,000		Bunge Ltd. Finance Corp., 1.630%, 08/17/2025	492,651	0.1
800,000		Cigna Corp., 1.250%, 03/15/2026	789,194	0.2
891,000		Constellation Brands, Inc., 3.200%, 02/15/2023	910,338	0.2
986,000		DH Europe Finance II Sarl, 2.050%, 11/15/2022	998,852	0.2
919,000		Diageo Capital PLC, 1.375%, 09/29/2025	914,712	0.2
566,000	(1)	Element Fleet Management Corp., 3.850%, 06/15/2025	602,349	0.1
702,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	699,326	0.1
256,000		Gilead Sciences, Inc., 2.500%, 09/01/2023	262,181	0.1
829,000		Global Payments, Inc., 1.200%, 03/01/2026	805,452	0.2
900,000		HCA, Inc., 5.875%, 02/15/2026	1,016,230	0.2
541,000	(1)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	540,207	0.1
366,000		Humana, Inc., 0.650%, 08/03/2023	364,229	0.1
1,047,000		Illumina, Inc., 0.550%, 03/23/2023	1,041,991	0.2
529,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	534,899	0.1
592,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	617,398	0.1
539,000		Laboratory Corp. of America Holdings, 3.600%, 02/01/2025	569,379	0.1
549,000		Merck & Co., Inc., 1.700%, 06/10/2027	552,618	0.1
998,000	(1)	Mylan, Inc., 3.125%, 01/15/2023	1,019,020	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
203,000		Mylan, Inc., 4.200%, 11/29/2023	$212,842	0.0
382,000	(1),(2)	Nestle Holdings, Inc., 1.150%, 01/14/2027	372,940	0.1
535,000		PerkinElmer, Inc., 0.850%, 09/15/2024	527,708	0.1
200,000	(1)	PRA Health Sciences, Inc., 2.875%, 07/15/2026	200,461	0.0
144,000		RELX Capital, Inc., 3.500%, 03/16/2023	148,268	0.0
906,000		Royalty Pharma PLC, 0.750%, 09/02/2023	900,630	0.2
1,049,000	(1)	Triton Container International Ltd., 1.150%, 06/07/2024	1,034,612	0.2
316,000		UnitedHealth Group, Inc., 3.375%, 04/15/2027	342,785	0.1
594,000		Viatris, Inc., 1.650%, 06/22/2025	592,224	0.1
			24,510,999	5.2

		Energy: 2.5%
900,000		Antero Resources Corp., 5.000%, 03/01/2025	915,381	0.2
900,000		Apache Corp., 4.625%, 11/15/2025	967,491	0.2
375,000		Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	378,589	0.1
571,000		Canadian Natural Resources Ltd., 2.050%, 07/15/2025	576,959	0.1
300,000		DCP Midstream Operating L.P., 3.875%, 03/15/2023	307,660	0.1
668,000		Enbridge, Inc., 0.550%, 10/04/2023	663,104	0.1
1,266,000		Energy Transfer L.P., 4.250%, 03/15/2023	1,301,232	0.3
900,000		EnLink Midstream Partners L.P., 4.150%, 06/01/2025	933,755	0.2
243,000		Equinor ASA, 2.875%, 04/06/2025	253,781	0.1
430,000		Kinder Morgan, Inc., 1.750%, 11/15/2026	428,597	0.1
252,000		MPLX L.P., 3.500%, 12/01/2022	257,388	0.1
347,000		Ovintiv Exploration, Inc., 5.375%, 01/01/2026	385,002	0.1
160,000		Ovintiv Exploration, Inc., 5.625%, 07/01/2024	176,234	0.0
900,000		Occidental Petroleum Corp., 3.500%, 06/15/2025	923,387	0.2
483,000		Phillips 66, 0.900%, 02/15/2024	479,653	0.1
497,000		Phillips 66, 3.850%, 04/09/2025	530,317	0.1
209,000		Pioneer Natural Resources Co., 0.550%, 05/15/2023	208,266	0.0
449,000		Pioneer Natural Resources Co., 1.125%, 01/15/2026	436,394	0.1
202,000	(1)	Southern Natural Gas Co. LLC, 0.625%, 04/28/2023	200,895	0.0
300,000		TransCanada PipeLines Ltd., 1.000%, 10/12/2024	297,538	0.1
138,000		Valero Energy Corp., 2.850%, 04/15/2025	143,058	0.0
801,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	857,639	0.2
			11,622,320	2.5

		Financial: 18.9%
427,000		AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 1.650%, 10/29/2024	426,444	0.1
604,000		Ally Financial, Inc., 3.875%, 05/21/2024	636,864	0.1
329,000		American Express Co., 2.500%, 07/30/2024	340,103	0.1
1,000,000		American Express Co., 3.700%, 08/03/2023	1,043,006	0.2
1,233,000		American International Group, Inc., 3.750%, 07/10/2025	1,320,411	0.3
354,000		American Tower Corp., 3.500%, 01/31/2023	363,595	0.1
766,000		Ameriprise Financial, Inc., 3.000%, 04/02/2025	800,210	0.2
513,000		Assurant, Inc., 4.200%, 09/27/2023	539,092	0.1
229,000	(1)	Athene Global Funding, 2.550%, 06/29/2025	235,629	0.0
760,000	(1)	Aviation Capital Group LLC, 5.500%, 12/15/2024	832,080	0.2
517,000	(1)	Avolon Holdings Funding Ltd., 4.375%, 05/01/2026	554,516	0.1
1,000,000		Banco Santander SA, 3.500%, 04/11/2022	1,007,690	0.2
1,556,000	(3)	Bank of America Corp., 0.810%, 10/24/2024	1,546,278	0.3
1,266,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	1,256,493	0.3
1,372,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	1,356,197	0.3
749,000	(3)	Bank of America Corp., 1.530%, 12/06/2025	750,702	0.2
329,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	333,471	0.1
4,386,000	(3)	Bank of America Corp., 3.004%, 12/20/2023	4,477,663	0.9
419,000		Bank of Nova Scotia/The, 0.550%, 09/15/2023	416,745	0.1
1,000,000		Bank of Nova Scotia/The, 0.700%, 04/15/2024	991,670	0.2
1,400,000	(3)	Barclays PLC, 1.007%, 12/10/2024	1,390,411	0.3
595,000	(1)	BPCE SA, 5.700%, 10/22/2023	639,885	0.1
1,010,000		Brookfield Finance, Inc., 4.000%, 04/01/2024	1,065,190	0.2
507,000		Canadian Imperial Bank of Commerce, 0.500%, 12/14/2023	500,971	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
604,000		Canadian Imperial Bank of Commerce, 0.950%, 06/23/2023	$604,908	0.1
342,000	(3)	Canadian Imperial Bank of Commerce, 2.606%, 07/22/2023	345,574	0.1
430,000	(3)	Capital One Financial Corp., 1.878%, 11/02/2027	428,056	0.1
1,500,000		Capital One Financial Corp., 3.200%, 01/30/2023	1,536,753	0.3
278,000		Charles Schwab Corp./The, 0.750%, 03/18/2024	276,895	0.1
695,000		Chubb INA Holdings, Inc., 2.875%, 11/03/2022	705,817	0.1
300,000		First-Citizens Bank & Trust Co., 5.000%, 08/15/2022	307,077	0.1
456,000	(3)	Citigroup, Inc., 0.981%, 05/01/2025	452,638	0.1
366,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	370,176	0.1
71,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	74,480	0.0
503,000		Citizens Bank NA/Providence RI, 3.700%, 03/29/2023	519,045	0.1
550,000	(1),(3)	Cooperatieve Rabobank UA, 1.339%, 06/24/2026	542,537	0.1
500,000	(1),(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	501,373	0.1
121,000		Credit Suisse AG/New York NY, 2.950%, 04/09/2025	126,748	0.0
1,500,000		Credit Suisse AG/New York NY, 3.625%, 09/09/2024	1,591,564	0.3
535,000	(1),(3)	Danske Bank A/S, 0.976%, 09/10/2025	527,070	0.1
805,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	804,255	0.2
801,000	(3)	Deutsche Bank AG/New York NY, 2.222%, 09/18/2024	811,637	0.2
853,000		Discover Financial Services, 3.950%, 11/06/2024	907,940	0.2
469,000		Equinix, Inc., 1.250%, 07/15/2025	461,037	0.1
859,000		Federal Realty Investment Trust, 3.950%, 01/15/2024	900,026	0.2
1,430,000	(1)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,448,836	0.3
1,000,000	(3)	Goldman Sachs Group, Inc./The, 0.673%, 03/08/2024	995,744	0.2
257,000	(3)	Goldman Sachs Group, Inc./The, 0.925%, 10/21/2024	255,997	0.1
292,000		Hanover Insurance Group, Inc./The, 4.500%, 04/15/2026	320,401	0.1
300,000	(1)	HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 06/15/2026	303,402	0.1
620,000	(3)	HSBC Holdings PLC, 0.732%, 08/17/2024	614,693	0.1
824,000	(3)	HSBC Holdings PLC, 1.162%, 11/22/2024	821,900	0.2
1,000,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	992,491	0.2
900,000		Icahn Enterprises L.P. / Icahn Enterprises Finance Corp., 4.750%, 09/15/2024	934,934	0.2
550,000		Intercontinental Exchange, Inc., 0.700%, 06/15/2023	547,776	0.1
510,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	530,224	0.1
642,000	(1)	Jackson Financial, Inc., 1.125%, 11/22/2023	641,070	0.1
1,840,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	1,819,492	0.4
1,120,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,109,706	0.2
578,000	(3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	566,828	0.1
1,411,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	1,422,178	0.3
273,000	(3)	JPMorgan Chase & Co., 1.578%, 04/22/2027	269,925	0.1
119,000	(3)	JPMorgan Chase & Co., 2.083%, 04/22/2026	120,872	0.0
117,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	119,733	0.0
1,721,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	1,732,126	0.4
1,000,000	(3)	JPMorgan Chase & Co., 3.797%, 07/23/2024	1,042,549	0.2
664,000	(3)	Lloyds Banking Group PLC, 0.695%, 05/11/2024	661,567	0.1
491,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	518,975	0.1
1,047,000	(1)	LSEGA Financing PLC, 0.650%, 04/06/2024	1,032,487	0.2
1,024,000		Marsh & McLennan Cos, Inc., 4.050%, 10/15/2023	1,072,409	0.2
700,000	(1)	MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 4.625%, 06/15/2025	747,131	0.2
200,000		MGM Growth Properties Operating Partnership L.P. / MGP Finance Co-Issuer, Inc., 5.625%, 05/01/2024	213,997	0.0
406,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.848%, 09/15/2024	404,157	0.1
404,000	(3)	Mitsubishi UFJ Financial Group, Inc., 0.962%, 10/11/2025	398,627	0.1
400,000		Mitsubishi UFJ Financial Group, Inc., 1.412%, 07/17/2025	398,114	0.1
1,037,000		Mizuho Financial Group, Inc., 0.810%, (US0003M + 0.630%), 05/25/2024	1,041,880	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
400,000	(3)	Mizuho Financial Group, Inc., 0.849%, 09/08/2024	$398,085	0.1
200,000	(3)	Mizuho Financial Group, Inc., 2.555%, 09/13/2025	205,456	0.0
1,246,000	(3)	Morgan Stanley, 0.791%, 01/22/2025	1,233,940	0.3
1,463,000	(3)	Morgan Stanley, 0.790%, 05/30/2025	1,444,654	0.3
829,000	(3)	Morgan Stanley, 1.164%, 10/21/2025	822,961	0.2
3,214,000		Morgan Stanley, 3.750%, 02/25/2023	3,325,143	0.7
329,000		Morgan Stanley, 4.000%, 07/23/2025	356,852	0.1
487,000		National Bank of Canada, 0.750%, 08/06/2024	480,655	0.1
1,062,000	(1),(2)	National Securities Clearing Corp., 0.750%, 12/07/2025	1,034,571	0.2
258,000	(1),(2)	Nationwide Building Society, 1.500%, 10/13/2026	253,305	0.1
1,200,000	(3)	NatWest Group PLC, 2.359%, 05/22/2024	1,219,549	0.3
403,000		NatWest Group PLC, 3.875%, 09/12/2023	420,401	0.1
900,000		Navient Corp., 6.750%, 06/25/2025	990,900	0.2
403,000	(1)	Nordea Bank Abp, 0.625%, 05/24/2024	398,277	0.1
869,000	(1)	Nordea Bank Abp, 4.250%, 09/21/2022	890,639	0.2
804,000		Old Republic International Corp., 4.875%, 10/01/2024	876,336	0.2
600,000		OneMain Finance Corp., 6.875%, 03/15/2025	668,259	0.1
309,000	(1)	Owl Rock Technology Finance Corp., 6.750%, 06/30/2025	345,422	0.1
453,000	(1)	Pacific Life Global Funding II, 1.375%, 04/14/2026	451,075	0.1
210,000		Royal Bank of Canada, 0.793%, (US0003M + 0.660%), 10/05/2023	211,658	0.0
600,000		Royal Bank of Canada, 1.150%, 06/10/2025	595,285	0.1
275,000		Royal Bank of Canada, 1.150%, 07/14/2026	269,260	0.1
391,000		Royal Bank of Canada, 3.700%, 10/05/2023	410,294	0.1
580,000	(1)	Scentre Group Trust 1 / Scentre Group Trust 2, 3.625%, 01/28/2026	619,698	0.1
506,000		Sixth Street Specialty Lending, Inc., 3.875%, 11/01/2024	529,447	0.1
810,000	(1)	Skandinaviska Enskilda Banken AB, 0.650%, 09/09/2024	796,870	0.2
1,000,000	(1),(3)	Standard Chartered PLC, 0.991%, 01/12/2025	989,762	0.2
950,000	(1)	Starwood Property Trust, Inc., 3.625%, 07/15/2026	946,252	0.2
450,000	(1)	Starwood Property Trust, Inc., 3.750%, 12/31/2024	455,400	0.1
440,000		Sumitomo Mitsui Financial Group, Inc., 2.348%, 01/15/2025	451,174	0.1
750,000		Sumitomo Mitsui Financial Group, Inc., 2.696%, 07/16/2024	774,974	0.2
535,000	(1)	Sumitomo Mitsui Trust Bank Ltd., 0.800%, 09/16/2024	526,397	0.1
1,000,000	(1)	Swedbank AB, 0.600%, 09/25/2023	994,928	0.2
535,000	(2)	Toronto-Dominion Bank/The, 0.700%, 09/10/2024	528,357	0.1
515,000	(1)	UBS AG/London, 0.700%, 08/09/2024	509,294	0.1
1,000,000	(1),(3)	UBS Group AG, 1.008%, 07/30/2024	997,173	0.2
715,000	(1),(3)	UBS Group AG, 2.859%, 08/15/2023	723,676	0.2
900,000	(1),(2)	VICI Properties L.P. / VICI Note Co., Inc., 3.500%, 02/15/2025	914,450	0.2
1,600,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	1,641,007	0.3
183,000		Wells Fargo & Co., 4.125%, 08/15/2023	191,985	0.0
828,000		XLIT Ltd., 4.450%, 03/31/2025	898,396	0.2
			89,513,360	18.9

		Industrial: 3.0%
613,000		3M Co., 2.000%, 02/14/2025	627,523	0.1
300,000		Ball Corp., 4.000%, 11/15/2023	313,500	0.1
600,000		Ball Corp., 4.875%, 03/15/2026	661,530	0.1
830,000		Boeing Co/The, 4.875%, 05/01/2025	908,784	0.2
900,000	(1)	Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 02/01/2026	936,986	0.2
533,000		Caterpillar Financial Services Corp., 2.850%, 05/17/2024	556,754	0.1
505,000		General Dynamics Corp., 3.250%, 04/01/2025	534,164	0.1
433,000	(1)	Graphic Packaging International LLC, 0.821%, 04/15/2024	426,387	0.1
363,000		Honeywell International, Inc., 1.350%, 06/01/2025	364,715	0.1
665,000	(1)	Huntington Ingalls Industries, Inc., 0.670%, 08/16/2023	659,408	0.1
900,000	(1)	Owens-Brockway Glass Container, Inc., 5.875%, 08/15/2023	943,663	0.2
705,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	734,048	0.2
669,000		Raytheon Technologies Corp., 3.700%, 12/15/2023	701,374	0.1
700,000		Republic Services, Inc., 2.500%, 08/15/2024	720,782	0.2

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
300,000	(1)	Sealed Air Corp., 5.250%, 04/01/2023	$311,185	0.1
600,000	(1)	Sealed Air Corp., 5.500%, 09/15/2025	664,350	0.1
515,000	(1)	Siemens Financieringsmaatschappij NV, 0.650%, 03/11/2024	511,018	0.1
300,000		Silgan Holdings, Inc., 4.750%, 03/15/2025	302,191	0.1
829,000		Teledyne Technologies, Inc., 0.950%, 04/01/2024	821,020	0.2
900,000	(1)	TransDigm, Inc., 8.000%, 12/15/2025	950,612	0.2
900,000	(1)	WESCO Distribution, Inc., 7.125%, 06/15/2025	955,148	0.2
503,000		WestRock RKT LLC, 4.000%, 03/01/2023	516,637	0.1
			14,121,779	3.0

		Technology: 2.7%
716,000		Analog Devices, Inc., 2.950%, 04/01/2025	752,428	0.1
765,000		Apple, Inc., 2.750%, 01/13/2025	799,719	0.2
900,000		CDW LLC / CDW Finance Corp., 5.500%, 12/01/2024	987,111	0.2
332,000	(1)	CGI, Inc., 1.450%, 09/14/2026	325,004	0.1
992,000		Fidelity National Information Services, Inc., 0.600%, 03/01/2024	976,995	0.2
941,000		Fiserv, Inc., 2.750%, 07/01/2024	973,857	0.2
954,000		HP, Inc., 2.200%, 06/17/2025	974,495	0.2
297,000		Intel Corp., 3.400%, 03/25/2025	315,920	0.1
441,000		Intel Corp., 3.700%, 07/29/2025	476,234	0.1
505,000	(1)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	491,995	0.1
900,000		Microchip Technology, Inc., 4.250%, 09/01/2025	934,862	0.2
909,000		NetApp, Inc., 1.875%, 06/22/2025	916,593	0.2
832,000	(1)	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.700%, 05/01/2025	860,659	0.2
447,000		Oracle Corp., 1.650%, 03/25/2026	443,922	0.1
282,000		Oracle Corp., 2.500%, 04/01/2025	288,796	0.1
614,000		Roper Technologies, Inc., 3.125%, 11/15/2022	623,154	0.1
703,000		VMware, Inc., 1.000%, 08/15/2024	696,619	0.1
401,000		VMware, Inc., 2.950%, 08/21/2022	405,766	0.1
395,000		VMware, Inc., 4.500%, 05/15/2025	430,461	0.1
			12,674,590	2.7

		Utilities: 3.3%
467,000	(1)	AEP Texas, Inc., 3.850%, 10/01/2025	498,898	0.1
360,000		AES Corp./The, 1.375%, 01/15/2026	349,844	0.1
269,000	(1)	AES Corp./The, 3.300%, 07/15/2025	279,464	0.1
497,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	493,795	0.1
152,000		Arizona Public Service Co., 3.350%, 06/15/2024	158,380	0.0
602,000		Atmos Energy Corp., 0.625%, 03/09/2023	599,850	0.1
282,000		Avangrid, Inc., 3.200%, 04/15/2025	296,582	0.1
363,000		Black Hills Corp., 1.037%, 08/23/2024	358,677	0.1
282,000		Connecticut Light and Power Co/The, 0.750%, 12/01/2025	274,391	0.1
955,000	(1)	Dominion Energy, Inc., 2.450%, 01/15/2023	971,059	0.2
242,000		Duke Energy Progress LLC, 3.375%, 09/01/2023	251,334	0.0
930,000	(1)	East Ohio Gas Co/The, 1.300%, 06/15/2025	917,959	0.2
463,000		Entergy Arkansas LLC, 3.050%, 06/01/2023	474,624	0.1
835,000		Entergy Corp., 0.900%, 09/15/2025	809,460	0.2
640,000		Entergy Louisiana LLC, 0.950%, 10/01/2024	633,342	0.1
145,000		Entergy Louisiana LLC, 3.300%, 12/01/2022	147,355	0.0
160,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	166,489	0.0
245,000		FirstEnergy Corp., 4.750%, 03/15/2023	255,106	0.0
478,000		Interstate Power and Light Co., 3.250%, 12/01/2024	502,186	0.1
317,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	331,798	0.1
465,000		National Rural Utilities Cooperative Finance Corp., 1.000%, 10/18/2024	461,170	0.1
536,000		NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	539,506	0.1
443,000	(1)	Niagara Mohawk Power Corp., 2.721%, 11/28/2022	450,700	0.1
883,000		OGE Energy Corp., 0.703%, 05/26/2023	879,244	0.2
260,000		Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	269,650	0.1
105,000		Oncor Electric Delivery Co. LLC, 4.100%, 06/01/2022	105,623	0.0
199,000		ONE Gas, Inc., 0.850%, 03/11/2023	198,822	0.0
180,000		Public Service Electric and Gas Co., 3.750%, 03/15/2024	188,337	0.0
282,000		Public Service Enterprise Group, Inc., 0.800%, 08/15/2025	274,787	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†	Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
199,000	(2)	Southern California Edison Co., 2.400%, 02/01/2022	$199,301	0.0
740,000		Southern Co. Gas Capital Corp., 2.450%, 10/01/2023	755,707	0.2
255,000		Southern Co. Gas Capital Corp., 3.250%, 06/15/2026	271,000	0.1
1,378,000		Southern Co/The, 0.600%, 02/26/2024	1,360,912	0.3
826,000		WEC Energy Group, Inc., 0.550%, 09/15/2023	819,756	0.2
150,000		Wisconsin Power and Light Co., 2.250%, 11/15/2022	151,213	0.0
			15,696,321	3.3

	Total Corporate Bonds/Notes
	(Cost $212,230,816)		211,451,917	44.7

COLLATERALIZED MORTGAGE OBLIGATIONS: 5.7%
235,777		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 4.553%, (US0001M + 4.450%), 01/25/2029	244,434	0.1
320,985		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 4.453%, (US0001M + 4.350%), 05/25/2029	333,553	0.1
497,596		Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 3.103%, (US0001M + 3.000%), 10/25/2029	509,629	0.1
408,199		Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 2.502%, (US0001M + 2.400%), 05/25/2030	415,122	0.1
1,358,405		Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 2.253%, (US0001M + 2.150%), 10/25/2030	1,376,126	0.3
201,177		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 2.203%, (US0001M + 2.100%), 03/25/2031	202,959	0.1
594,123	(1)	Fannie Mae Connecticut Avenue Securities Trust 2019-R06 2M2, 2.202%, (US0001M + 2.100%), 09/25/2039	595,247	0.1
96,894		Fannie Mae Interest Strip Series 404 8, 3.000%, 05/25/2040	100,138	0.0
17,222		Fannie Mae REMIC Trust 2010-137 XP, 4.500%, 10/25/2040	17,625	0.0
85,242		Fannie Mae REMIC Trust 2010-54 LC, 3.000%, 04/25/2040	86,410	0.0
559,026		Fannie Mae REMICS 2013-114 NA, 3.000%, 08/25/2032	574,013	0.1
1,252,822		Freddie Mac 3049 XF, 0.460%, (US0001M + 0.350%), 05/15/2033	1,261,308	0.3
176,664		Freddie Mac REMIC Trust 2103 TE, 6.000%, 12/15/2028	197,935	0.1
583,034		Freddie Mac REMICS 3255 FA, 0.390%, (US0001M + 0.280%), 12/15/2036	586,543	0.1
42,691		Freddie Mac REMICS 3747 FA, 0.610%, (US0001M + 0.500%), 10/15/2040	43,034	0.0
67,523		Freddie Mac REMICS 3878 FA, 0.460%, (US0001M + 0.350%), 04/15/2041	67,554	0.0
1,418,453	(1)	Freddie Mac STACR 2019-HQA3 M2, 1.953%, (US0001M + 1.850%), 09/25/2049	1,423,278	0.3
47,905	(1)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 3.703%, (US0001M + 3.600%), 07/25/2050	48,115	0.0
1,400,000	(1)	Freddie Mac STACR REMIC Trust 2021-HQA1 M2, 2.300%, (SOFR30A + 2.250%), 08/25/2033	1,410,907	0.3
100,000	(1)	Freddie Mac Stacr Trust 2018-HQA2 M2, 2.403%, (US0001M + 2.300%), 10/25/2048	101,274	0.0
223,790		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA4 M3, 3.903%, (US0001M + 3.800%), 03/25/2029	230,824	0.1
363,022	(1)	Freddie Mac Structured Agency Credit Risk Debt Notes 2020-HQA5 M2, 2.650%, (SOFR30A + 2.600%), 11/25/2050	366,968	0.1
92,388		Ginnie Mae Series 2010-H03 FA, 0.643%, (US0001M + 0.550%), 03/20/2060	92,699	0.0
44,352		Ginnie Mae Series 2010-H10 FC, 1.093%, (US0001M + 1.000%), 05/20/2060	44,873	0.0
2,391,155		Ginnie Mae Series 2010-H11 FA, 1.092%, (US0001M + 1.000%), 06/20/2060	2,425,202	0.5
99,760		Ginnie Mae Series 2011-H03 FA, 0.581%, (US0001M + 0.500%), 01/20/2061	100,038	0.0

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
96,456		Ginnie Mae Series 2011-H05 FA, 0.581%, (US0001M + 0.500%), 12/20/2060	$96,709	0.0
122,531		Ginnie Mae Series 2011-H05 FB, 0.581%, (US0001M + 0.500%), 12/20/2060	122,918	0.0
664,384		Ginnie Mae Series 2011-H06 FA, 0.531%, (US0001M + 0.450%), 02/20/2061	665,604	0.1
86,373		Ginnie Mae Series 2011-H07 FA, 0.581%, (US0001M + 0.500%), 02/20/2061	86,579	0.0
157,668		Ginnie Mae Series 2011-H08 FD, 0.581%, (US0001M + 0.500%), 02/20/2061	158,119	0.0
541,169		Ginnie Mae Series 2011-H08 FG, 0.561%, (US0001M + 0.480%), 03/20/2061	542,547	0.1
850,417		Ginnie Mae Series 2011-H09 AF, 0.581%, (US0001M + 0.500%), 03/20/2061	852,578	0.2
65,535		Ginnie Mae Series 2011-H11 FB, 0.581%, (US0001M + 0.500%), 04/20/2061	65,699	0.0
218,562		Ginnie Mae Series 2012-H18 NA, 0.601%, (US0001M + 0.520%), 08/20/2062	219,364	0.1
1,468,252		Ginnie Mae Series 2012-H23 SA, 0.611%, (US0001M + 0.530%), 10/20/2062	1,483,971	0.3
1,240,249		Ginnie Mae Series 2012-H23 WA, 0.601%, (US0001M + 0.520%), 10/20/2062	1,243,868	0.3
445,559		Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	461,925	0.1
289,307	(3)	Ginnie Mae Series 2014-53 JM, 7.058%, 04/20/2039	332,366	0.1
4,408,230		Ginnie Mae Series 2016-H16 FE, 0.627%, (US0012M + 0.380%), 06/20/2066	4,386,998	0.9
1,579,476		Ginnie Mae Series 2017-H06 FE, 0.631%, (US0001M + 0.550%), 02/20/2067	1,587,821	0.3
929,169		Ginnie Mae Series 2017-H07 FG, 0.541%, (US0001M + 0.460%), 02/20/2067	930,971	0.2
450,000	(1)	Mello Warehouse Securitization Trust 2020-1 A, 1.002%, (US0001M + 0.900%), 10/25/2053	450,232	0.1
250,000	(1)	Mello Warehouse Securitization Trust 2020-2 A, 0.902%, (US0001M + 0.800%), 11/25/2053	249,309	0.1

	Total Collateralized Mortgage Obligations
	(Cost $26,779,089)		26,793,386	5.7

U.S. TREASURY OBLIGATIONS: 9.8%
		U.S. Treasury Notes: 9.8%
14,936,000		0.125%,11/30/2022	14,902,835	3.1
1,692,300	(2)	0.500%,11/30/2023	1,685,954	0.4
15,115,500		0.750%,12/31/2023	15,119,633	3.2
14,525,900		1.000%,12/15/2024	14,543,490	3.1
16,500		1.250%,11/30/2026	16,492	0.0
161,800		1.250%,12/31/2026	161,648	0.0

	Total U.S. Treasury Obligations
	(Cost $46,445,918)		46,430,052	9.8

COMMERCIAL MORTGAGE-BACKED SECURITIES: 16.3%
604,500	(1)	AREIT 2019-CRE3 C Trust, 2.065%, (SOFR30A + 2.014%), 09/14/2036	601,640	0.1
5,000,000	(1)	Atrium Hotel Portfolio Trust 2018-ATRM D, 2.410%, (US0001M + 2.300%), 06/15/2035	4,874,641	1.0
4,000,000	(1)	BBCMS Trust 2021-AGW E, 3.260%, (US0001M + 3.150%), 06/15/2036	3,995,270	0.8
1,000,000	(1)	BDS 2018-FL8 E, 2.354%, (US0001M + 2.250%), 01/18/2036	991,428	0.2
968,000	(1)	Benchmark 2020-B20 D Mortgage Trust, 2.000%, 10/15/2053	813,764	0.2
670,000		Benchmark 2021-B25 A5 Mortgage Trust, 2.577%, 04/15/2054	690,665	0.2
2,917,000	(1)	BHMS 2018-ATLS C, 2.010%, (US0001M + 1.900%), 07/15/2035	2,905,914	0.6
2,000,000	(1),(3)	BX Commercial Mortgage Trust 2020-VIVA D, 3.549%, 03/11/2044	1,999,331	0.4
308,965	(1)	BX Commercial Mortgage Trust 2020-BXLP C, 1.230%, (US0001M + 1.120%), 12/15/2036	308,633	0.1
1,126,000	(1)	BX Trust 2019-OC11 A, 3.202%, 12/09/2041	1,188,020	0.3
3,000,000	(1)	BX Trust 2019-OC11 B, 3.605%, 12/09/2041	3,230,242	0.7
2,500,000	(1)	BX Trust 2021-VIEW E, 3.710%, (US0001M + 3.600%), 06/15/2023	2,503,767	0.5
733,000	(1),(3)	Century Plaza Towers 2019-CPT B, 2.997%, 11/13/2039	758,329	0.2
500,000	(1),(3)	Century Plaza Towers 2019-CPT C, 2.997%, 11/13/2039	511,301	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
225,000	(1),(3)	Century Plaza Towers 2019-CPT D, 2.997%, 11/13/2039	$222,380	0.1
360,000	(1)	CGDB Commercial Mortgage Trust 2019-MOB F, 2.660%, (US0001M + 2.550%), 11/15/2036	349,610	0.1
2,000,000	(3)	Citigroup Commercial Mortgage Trust 2016-P5 C, 4.285%, 10/10/2049	2,102,098	0.4
2,508,000	(1)	CLNY Trust 2019-IKPR C, 1.786%, (US0001M + 1.676%), 11/15/2038	2,500,902	0.5
173,679	(1)	COMM 2012-CR2 A3 Mortgage Trust, 2.841%, 08/15/2045	173,683	0.0
540,000		COMM 2012-CR5 A4 Mortgage Trust, 2.771%, 12/10/2045	547,856	0.1
2,000,000	(1),(3)	COMM 2013-CCRE11 C Mortgage Trust, 5.119%, 08/10/2050	2,086,052	0.4
990,000	(1),(3)	COMM 2013-CR10 D Mortgage Trust, 4.900%, 08/10/2046	1,004,070	0.2
120,000	(1),(3)	COMM 2013-CR10 E Mortgage Trust, 4.900%, 08/10/2046	116,913	0.0
380,000	(1),(3)	COMM 2013-SFS A2 Mortgage Trust, 2.987%, 04/12/2035	385,042	0.1
1,000,000	(1)	CSWF 2021-SOP2 D, 2.427%, (US0001M + 2.317%), 06/15/2034	997,504	0.2
2,000,000	(1)	DOLP Trust 2021-NYC C, 3.530%, 05/10/2041	2,061,156	0.4
2,200,000	(1),(4)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	1,369,994	0.3
548,000	(1)	GAM Re-REMIC Trust 2021-FRR1 1B, 4.400%, 07/28/2027	428,925	0.1
710,000	(1)	GAM Re-REMIC Trust 2021-FRR1 2B, 4.420%, 12/29/2027	544,843	0.1
13,418	(3)	Ginnie Mae 2011-53 B, 3.892%, 05/16/2051	13,556	0.0
22,740		Ginnie Mae 2015-183 AC, 2.350%, 07/16/2056	22,894	0.0
11,942	(3)	Ginnie Mae 2015-21 AF, 2.174%, 07/16/2048	12,064	0.0
52,052		Ginnie Mae 2016-110 AB, 2.000%, 05/16/2049	52,486	0.0
4,968		Ginnie Mae 2016-86 AB, 2.500%, 09/16/2056	4,985	0.0
93,822		Ginnie Mae 2017-100 AB, 2.300%, 04/16/2052	94,792	0.0
59,934		Ginnie Mae 2017-51 AB, 2.350%, 04/16/2057	60,586	0.0
19,714		Ginnie Mae 2017-69 AB, 2.350%, 05/16/2053	19,914	0.0
35,630		Ginnie Mae 2017-70 A, 2.500%, 10/16/2057	36,037	0.0
129,962		Ginnie Mae 2017-86 AB, 2.300%, 11/16/2051	131,320	0.0
158,835		Ginnie Mae 2017-89 A, 2.500%, 08/16/2057	160,286	0.0
48,324		Ginnie Mae 2018-41 A, 2.400%, 09/16/2058	48,854	0.0
600,000	(1)	Great Wolf Trust 2019-WOLF C, 1.743%, (US0001M + 1.633%), 12/15/2036	597,062	0.1
3,557,250	(1)	Great Wolf Trust 2019-WOLF E, 2.842%, (US0001M + 2.732%), 12/15/2036	3,459,114	0.7
330,000	(1)	GS Mortgage Securities Corp. Trust 2017-GPTX B, 3.104%, 05/10/2034	326,788	0.1
1,039,000	(1),(3)	GS Mortgage Securities Corp. Trust 2017-SLP E, 4.591%, 10/10/2032	1,033,278	0.2
1,070,000	(1)	GS Mortgage Securities Corp. Trust 2019-70P C, 1.610%, (US0001M + 1.500%), 10/15/2036	1,039,620	0.2
190,000	(1)	GSCG Trust 2019-600C A, 2.936%, 09/06/2034	194,722	0.0
330,000	(1)	Houston Galleria Mall Trust 2015-HGLR A1A2, 3.087%, 03/05/2037	335,418	0.1
5,000,000		JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 A3, 3.393%, 12/15/2049	5,250,703	1.1
267,082	(1)	JP Morgan Chase Commercial Mortgage Securities Corp. 2012-HSBC A, 3.093%, 07/05/2032	268,907	0.1
394,035	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2010-C2 C, 5.694%, 11/15/2043	393,600	0.1
384,770		JP Morgan Chase Commercial Mortgage Securities Trust 2012-C8 A3, 2.829%, 10/15/2045	387,912	0.1
210,000	(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 C, 4.100%, 12/15/2047	212,367	0.1
900,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 E, 3.986%, 01/15/2046	884,683	0.2
269,944	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 A4A2, 3.538%, 07/15/2047	274,692	0.1
360,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2018-WPT CFX, 4.950%, 07/05/2033	371,825	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
100,000	(1),(3)	JP Morgan Chase Commercial Mortgage Securities Trust 2020-LOOP E, 3.862%, 12/05/2038	$94,357	0.0
1,100,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.192%, 11/15/2045	1,138,053	0.2
820,000	(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 C, 4.655%, 04/15/2047	856,010	0.2
900,000	(1),(3)	JPMBB Commercial Mortgage Securities Trust 2014-C19 D, 4.655%, 04/15/2047	903,974	0.2
430,000	(1)	JPMBB Commercial Mortgage Securities Trust 2014-C24 A4A2, 3.373%, 11/15/2047	444,144	0.1
1,000,000	(1),(3)	LSTAR Commercial Mortgage Trust 2016-4 F, 4.586%, 03/10/2049	819,396	0.2
569,518		Morgan Stanley Bank of America Merrill Lynch Trust 2012-C5 A4, 3.176%, 08/15/2045	571,531	0.1
2,300,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2012-C6 E, 4.598%, 11/15/2045	2,217,376	0.5
720,000		Morgan Stanley Bank of America Merrill Lynch Trust 2013-C7 A4, 2.918%, 02/15/2046	729,141	0.2
400,000	(1),(3)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C8 E, 4.022%, 12/15/2048	373,937	0.1
500,665	(1),(5)	Morgan Stanley Capital I Trust 2011-C1 G, 4.193%, 09/15/2047	462,865	0.1
290,000	(1),(5)	Morgan Stanley Capital I Trust 2011-C1 J, 4.193%, 09/15/2047	72,500	0.0
288,820		Morgan Stanley Capital I Trust 2017-H1 A2, 3.089%, 06/15/2050	298,064	0.1
910,000		Morgan Stanley Capital I Trust 2019-H6 A2, 3.228%, 06/15/2052	933,141	0.2
1,036,196	(1)	Ready Capital Mortgage Financing 2020-FL4 A LLC, 2.252%, (US0001M + 2.150%), 02/25/2035	1,037,388	0.2
1,200,000	(1)	STWD 2021-LIH D Mortgage Trust, 2.415%, (US0001M + 2.305%), 11/15/2036	1,195,768	0.3
160,000		UBS Commercial Mortgage Trust 2018-C8 A2, 3.713%, 02/15/2051	163,423	0.0
5,000,000	(1),(3)	UBS-Barclays Commercial Mortgage Trust 2013-C6 C, 4.022%, 04/10/2046	4,931,528	1.0
843,113	(1)	VMC Finance 2019-FL3 A LLC, 1.209%, (US0001M + 1.100%), 09/15/2036	842,621	0.2
1,642,500	(1),(3)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.498%, 09/15/2058	1,660,063	0.4
30,786		Wells Fargo Commercial Mortgage Trust 2017-RC1 A2, 3.118%, 01/15/2060	30,775	0.0
465,000	(1),(3)	WFRBS Commercial Mortgage Trust 2012-C6 D, 5.775%, 04/15/2045	465,783	0.1
540,013	(1)	West Town Mall Trust 2017-KNOX A, 3.823%, 07/05/2030	541,626	0.1
500,000	(3)	WFRBS Commercial Mortgage Trust 2014-C21 C, 4.234%, 08/15/2047	498,178	0.1

	Total Commercial Mortgage-Backed Securities
	(Cost $78,486,149)		77,234,080	16.3

ASSET-BACKED SECURITIES: 21.3%
		Automobile Asset-Backed Securities: 7.0%
131,778		Ally Auto Receivables Trust 2018-3 A4, 3.120%, 07/17/2023	131,920	0.0
100,000		Ally Auto Receivables Trust 2019-1 A4, 3.020%, 04/15/2024	101,542	0.0
350,000		Americredit Automobile Receivables Trust 2019-1 B, 3.130%, 02/18/2025	352,413	0.1
400,000		AmeriCredit Automobile Receivables Trust 2019-3 B, 2.130%, 07/18/2025	403,632	0.1
434,899		AmeriCredit Automobile Receivables Trust 2020-1 A3, 1.110%, 08/19/2024	435,925	0.1
400,000		AmeriCredit Automobile Receivables Trust 2020-1 C, 1.590%, 10/20/2025	402,738	0.1
400,000		AmeriCredit Automobile Receivables Trust 2020-2 B, 0.970%, 02/18/2026	400,748	0.1
700,000		AmeriCredit Automobile Receivables Trust 2021-3 B, 1.170%, 08/18/2027	695,640	0.1
321,180		BMW Vehicle Owner Trust 2020-A A3, 0.480%, 10/25/2024	321,078	0.1
350,000		Capital One Prime Auto Receivables Trust 2020-1 A4, 1.630%, 08/15/2025	353,860	0.1
100,000		Carmax Auto Owner Trust 2019-2 A4, 2.770%, 12/16/2024	102,286	0.0
2,700,000		Carmax Auto Owner Trust 2019-3 A4, 2.300%, 04/15/2025	2,756,606	0.6

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities: (continued)
550,000		Carmax Auto Owner Trust 2019-4 A4, 2.130%, 07/15/2025	$560,909	0.1
450,000		Carmax Auto Owner Trust 2021-1 A3, 0.340%, 12/15/2025	446,214	0.1
150,000		CarMax Auto Owner Trust 2021-2 B, 1.030%, 12/15/2026	147,868	0.0
2,750,000		CarMax Auto Owner Trust 2021-3 A3, 0.550%, 06/15/2026	2,726,636	0.6
32,658		Drive Auto Receivables Trust 2020-2 A3, 0.830%, 05/15/2024	32,665	0.0
650,000		Drive Auto Receivables Trust 2021-1 B, 0.650%, 07/15/2025	649,208	0.1
2,750,000		Drive Auto Receivables Trust 2021-2 B, 0.580%, 12/15/2025	2,734,770	0.6
1,500,000		Exeter Automobile Receivables Trust 2021-3A B, 0.690%, 01/15/2026	1,490,638	0.3
1,600,000		Exeter Automobile Receivables Trust 2021-4 A3, 0.680%, 07/15/2025	1,597,389	0.3
250,000		Ford Credit Auto Owner Trust 2021-A A4, 0.490%, 09/15/2026	245,483	0.0
300,000		GM Financial Automobile Leasing Trust 2019-4 A4, 1.760%, 01/16/2025	303,595	0.1
550,000		GM Financial Automobile Leasing Trust 2020-2 A3, 0.800%, 07/20/2023	550,878	0.1
2,600,000		GM Financial Consumer Automobile Receivables Trust 2020-1 A4, 1.900%, 03/17/2025	2,634,298	0.6
750,000		GM Financial Consumer Automobile Receivables Trust 2021-1 A4, 0.540%, 05/17/2027	738,491	0.2
200,000		Honda Auto Receivables 2018-4 A4 Owner Trust, 3.300%, 07/15/2025	201,967	0.0
473,842		Honda Auto Receivables 2020-2 A3 Owner Trust, 0.820%, 07/15/2024	474,765	0.1
400,000		Honda Auto Receivables 2021-1 A3 Owner Trust, 0.270%, 04/21/2025	397,919	0.1
1,050,000		Hyundai Auto Receivables Trust 2021-C B, 1.490%, 12/15/2027	1,042,091	0.2
643,117	(1)	JPMorgan Chase Bank NA - CACLN 2021-3 B, 0.760%, 02/26/2029	639,376	0.1
184,341		Mercedes-Benz Auto Receivables Trust 2018-1 A4, 3.150%, 10/15/2024	186,112	0.0
250,000		Nissan Auto Lease Trust 2020-A A4, 1.880%, 04/15/2025	251,718	0.0
350,000		Nissan Auto Receivables 2018-C A4 Owner Trust, 3.270%, 06/16/2025	355,934	0.1
1,350,000	(1)	Oscar US Funding XIII LLC 2021-2A A3, 0.860%, 09/10/2025	1,343,690	0.3
708,717		Santander Drive Auto Receivables Trust 2020-2 B, 0.960%, 11/15/2024	709,364	0.1
500,000		Santander Drive Auto Receivables Trust 2020-3 B, 0.690%, 03/17/2025	500,346	0.1
350,000		Santander Drive Auto Receivables Trust 2021-2 B, 0.590%, 09/15/2025	349,322	0.1
2,700,000		Santander Drive Auto Receivables Trust 2021-3 B, 0.600%, 12/15/2025	2,690,507	0.6
300,000	(1)	Santander Retail Auto Lease Trust 2019-B A4, 2.380%, 08/21/2023	301,455	0.1
900,000	(1)	Santander Retail Auto Lease Trust 2019-C A4, 1.930%, 11/20/2023	906,421	0.2
350,000		Toyota Auto Receivables 2019-C A4 Owner Trust, 1.880%, 11/15/2024	354,577	0.1
1,300,000		Toyota Auto Receivables 2021-D A3 Owner Trust, 0.710%, 04/15/2026	1,292,283	0.3
			33,315,277	7.0

		Credit Card Asset-Backed Securities: 0.2%
800,000	(1)	CARDS II Trust 2021-1A A, 0.602%, 04/15/2027	791,072	0.2

		Other Asset-Backed Securities: 13.2%
2,750,000	(1)	AIG CLO 2021-2A A Ltd., 1.260%, (US0003M + 1.170%), 07/20/2034	2,745,369	0.6
1,000,000	(1)	Aimco CLO 11 Ltd. 2020-11A AR, 1.253%, (US0003M + 1.130%), 10/17/2034	997,657	0.2
600,000	(1)	Allegany Park CLO Ltd. 2019-1A A, 1.462%, (US0003M + 1.330%), 01/20/2033	600,095	0.1
700,000	(1)	Apidos CLO XXXII 2019-32A A1, 1.452%, (US0003M + 1.320%), 01/20/2033	700,060	0.1
400,000	(1)	ARES XLVI CLO Ltd. 2017-46A A2, 1.354%, (US0003M + 1.230%), 01/15/2030	398,344	0.1
250,000	(1)	Babson CLO Ltd. 2017-1A A2, 1.472%, (US0003M + 1.350%), 07/18/2029	250,007	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,900,000	(1)	Ballyrock CLO 17 Ltd. 2021-17A A1B, 1.536%, (US0003M + 1.400%), 10/20/2034	$1,897,870	0.4
500,000	(1)	Barings Clo Ltd. 2019-4A A1, 1.454%, (US0003M + 1.330%), 01/15/2033	500,036	0.1
2,900,000	(1)	BDS 2021-FL10 E Ltd., 3.450%, (US0001M + 3.350%), 12/18/2036	2,893,451	0.6
600,000	(1)	Beechwood Park CLO Ltd. 2019-1A A1, 1.452%, (US0003M + 1.330%), 01/17/2033	600,110	0.1
250,000	(1)	Benefit Street Partners CLO VIII Ltd. 2015-8A A1BR, 1.332%, (US0003M + 1.200%), 01/20/2031	249,068	0.0
2,000,000	(1)	Benefit Street Partners CLO XX Ltd. 2020-20A AR, 1.313%, (US0003M + 1.170%), 07/15/2034	1,999,994	0.4
4,000,000	(1)	BlueMountain CLO XXXII Ltd. 2021-32A A, 1.253%, (US0003M + 1.170%), 10/15/2034	4,000,068	0.8
4,000,000	(1)	BRSP 2021-FL1 B Ltd., 2.004%, (US0001M + 1.900%), 08/19/2038	3,983,344	0.8
450,000	(1)	Carlyle US Clo 2017-2A CR Ltd., 1.534%, (US0003M + 1.400%), 07/20/2031	450,004	0.1
500,000	(1)	Carlyle US CLO 2020-2A A1R Ltd., 1.349%, (US0003M + 1.140%), 01/25/2035	499,111	0.1
800,000	(1)	Carlyle US Clo 2021-4A A2 Ltd., 1.532%, (US0003M + 1.400%), 04/20/2034	800,206	0.2
500,000	(1)	Cedar Funding IV CLO Ltd.2014-4A ARR, 1.284%, (US0003M + 1.160%), 07/23/2034	499,712	0.1
250,000	(1)	CIFC Funding 2015-IA ARR Ltd., 1.238%, (US0003M + 1.110%), 01/22/2031	250,240	0.1
600,000	(1)	CIFC Funding 2019-6A A1 Ltd., 1.452%, (US0003M + 1.330%), 01/16/2033	600,030	0.1
250,000	(1)	CIFC Funding 2019-6A A2 Ltd., 1.872%, (US0003M + 1.750%), 01/16/2033	250,067	0.1
500,000	(1)	CIFC Funding 2020-2A AR Ltd., 1.308%, (US0003M + 1.170%), 10/20/2034	500,272	0.1
2,750,000	(1)	CIFC Funding 2020-IA A1R Ltd., 1.274%, (US0003M + 1.150%), 07/15/2036	2,750,418	0.6
2,650,000		CNH Equipment Trust 2021-B A3, 0.440%, 08/17/2026	2,618,318	0.6
650,000		CNH Equipment Trust 2021-C A3, 0.810%, 12/15/2026	645,800	0.1
250,000	(1)	Deer Creek Clo Ltd. 2017-1A A, 1.312%, (US0003M + 1.180%), 10/20/2030	250,049	0.1
360,000	(1)	Dryden XXVIII Senior Loan Fund 2013-28A A1LR, 1.356%, (US0003M + 1.200%), 08/15/2030	360,068	0.1
250,000	(1)	Eaton Vance Clo 2015-1A A2R Ltd., 1.382%, (US0003M + 1.250%), 01/20/2030	250,001	0.1
350,000	(1)	Elevation CLO 2014-2A A1R Ltd., 1.354%, (US0003M + 1.230%), 10/15/2029	349,885	0.1
250,000	(1)	Elmwood CLO IX Ltd. 2021-2A A, 1.269%, (US0003M + 1.130%), 07/20/2034	249,858	0.1
2,500,000		John Deere Owner Trust 2021-B A3, 0.520%, 03/16/2026	2,472,175	0.5
750,000	(1)	Kayne CLO 6 Ltd. 2019-6A A1, 1.512%, (US0003M + 1.380%), 01/20/2033	750,089	0.2
500,000	(1)	Kayne CLO 7 Ltd. 2020-7A A1, 1.322%, (US0003M + 1.200%), 04/17/2033	500,627	0.1
2,600,000	(1)	Kubota Credit Owner Trust 2021-2A A3, 0.560%, 11/17/2025	2,563,700	0.5
116,749	(1)	LoanCore 2019-CRE2 A Issuer Ltd., 1.240%, (US0001M + 1.130%), 05/15/2036	116,618	0.0
2,750,000	(1)	Magnetite XXVI Ltd. 2020-26A A2R, 1.490%, (US0003M + 1.400%), 07/25/2034	2,753,371	0.6
500,000	(1)	Marble Point CLO XIV Ltd. 2018-2A A1R, 1.412%, (US0003M + 1.280%), 01/20/2032	500,222	0.1
422,544	(1)	Marlette Funding Trust 2020-1A B, 2.380%, 03/15/2030	424,115	0.1
600,000	(1)	Marlette Funding Trust 2021-1A B, 1.000%, 06/16/2031	598,065	0.1
1,575,000	(1)	MF1 Multifamily Housing Mortgage Loan Trust 2021-FL6 C, 1.958%, (US0001M + 1.850%), 07/16/2036	1,571,121	0.3
340,000	(1)	Neuberger Berman Loan Advisers CLO 35 Ltd. 2019-35A A1, 1.464%, (US0003M + 1.340%), 01/19/2033	340,048	0.1
400,000	(1)	Oaktree CLO Ltd. 2021-1A A1, 1.284%, (US0003M + 1.160%), 07/15/2034	399,772	0.1

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: (continued)
1,550,000	(1)	OCP CLO 2020-19A AR Ltd., 1.282%, (US0003M + 1.150%), 10/20/2034	$1,548,196	0.3
400,000	(1)	OCP CLO 2021-22A A Ltd., 1.296%, (US0003M + 1.180%), 12/02/2034	400,080	0.1
500,000	(1)	Octagon Investment Partners 48 Ltd. 2020-3A AR, 1.277%, (US0003M + 1.150%), 10/20/2034	499,413	0.1
250,000	(1)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 1.474%, (US0003M + 1.350%), 07/19/2030	249,806	0.1
600,000	(1)	Octagon Loan Funding Ltd. 2014-1A ARR, 1.340%, (US0003M + 1.180%), 11/18/2031	600,055	0.1
3,700,000	(1)	OHA Credit Partners XIII Ltd. 2016-13A AR, 1.317%, (US0003M + 1.170%), 10/25/2034	3,701,987	0.8
3,000,000	(1)	OHA Credit Partners XVI 2021-16A A, 1.314%, (US0003M + 1.150%), 10/18/2034	3,000,498	0.6
500,000	(1)	OHA Loan Funding 2015-1A AR3 Ltd., 6.659%, (US0003M + 1.150%), 01/19/2037	500,100	0.1
500,000	(1)	Palmer Square CLO 2015-2A A1R2 Ltd., 1.232%, (US0003M + 1.100%), 07/20/2030	499,853	0.1
1,650,000	(1)	Palmer Square CLO 2019-1A A1R Ltd., 1.359%, (US0003M + 1.150%), 11/14/2034	1,650,210	0.3
350,000	(1)	PFS Financing Corp. 2021-B A, 0.770%, 08/15/2026	344,787	0.1
57,188	(1)	SoFi Consumer Loan Program 2020-1 A Trust, 2.020%, 01/25/2029	57,416	0.0
590,000	(1)	Sound Point CLO XXV Ltd. 2019-4A A1A, 1.524%, (US0003M + 1.400%), 01/15/2033	590,045	0.1
500,000	(1)	THL Credit Wind River 2019-1A AR CLO Ltd., 1.292%, (US0003M + 1.160%), 07/20/2034	499,999	0.1
400,000	(1)	THL Credit Wind River 2019-2A A2 Clo Ltd., 1.774%, (US0003M + 1.650%), 01/15/2033	400,044	0.1
1,650,000	(1)	Trafigura Securitisation Finance PLC 2021-1A A2, 1.080%, 01/15/2025	1,632,309	0.3
681		Verizon Owner Trust 2018-A A1A, 3.230%, 04/20/2023	682	0.0
300,000	(1)	Wellman Park CLO Ltd. 2021-1A A, 1.224%, (US0003M + 1.100%), 07/15/2034	299,498	0.1
			62,604,413	13.2

		Student Loan Asset-Backed Securities: 0.9%
25,912	(1)	DRB Prime Student Loan Trust 2017-A A2B, 2.850%, 05/27/2042	26,138	0.0
87,798	(1)	Laurel Road Prime Student Loan Trust 2018-B A2FX, 3.540%, 05/26/2043	88,931	0.0
300,000	(1)	Navient Private Education Loan Trust 2014-AA A3, 1.710%, (US0001M + 1.600%), 10/15/2031	305,043	0.1
293,913	(1)	Navient Private Education Refi Loan Trust 2019-FA A2, 2.600%, 08/15/2068	297,852	0.1
92,056	(1)	Navient Private Education Refi Loan Trust 2020-GA A, 1.170%, 09/16/2069	91,665	0.0
157,874	(1)	Navient Private Education Refi Loan Trust 2021-A A, 0.840%, 05/15/2069	156,003	0.1
481,624	(1)	Navient Private Education Refi Loan Trust 2021-F A, 1.110%, 02/18/2070	473,903	0.1
2,054,918	(1)	Navient Private Education Refi Loan Trust 2021-EA A, 0.970%, 12/16/2069	2,021,786	0.4
568,880	(1)	SoFi Professional Loan Program 2021-B AFX Trust, 1.140%, 02/15/2047	559,445	0.1
			4,020,766	0.9

	Total Asset-Backed Securities
	(Cost $101,029,744)		100,731,528	21.3

U.S. GOVERNMENT AGENCY OBLIGATIONS: 0.1%
		Federal Home Loan Mortgage Corporation: 0.1%(6)
23,745		5.500%,01/01/2037	26,075	0.0
19,072		5.500%,08/01/2038	20,936	0.0
7,286		5.500%,10/01/2038	8,002	0.0
3,827		5.500%,10/01/2038	4,200	0.0
163,143		5.500%,11/01/2038	183,660	0.1
102,410		5.500%,02/01/2039	112,500	0.0
			355,373	0.1

		Uniform Mortgage-Backed Securities: 0.0%
28,918		5.000%,03/01/2027	29,839	0.0
78,983		5.000%,07/01/2034	88,930	0.0
			118,769	0.0

	Total U.S. Government Agency Obligations
	(Cost $456,574)		474,142	0.1

	Total Long-Term Investments
	(Cost $465,428,290)		463,115,105	97.9

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.9%
		Repurchase Agreements: 1.1%
1,273,164	(7)	Bank of America Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,273,169, collateralized by various U.S. Government Agency Obligations, 1.000%-5.000%, Market Value plus accrued interest $1,298,627, due 09/01/28-01/01/61)	$1,273,164	0.3
1,273,164	(7)	Citigroup, Inc., Repurchase Agreement dated 12/31/21, 0.06%, due 01/03/22 (Repurchase Amount $1,273,170, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-3.500%, Market Value plus accrued interest $1,298,627, due 02/15/22-12/20/51)	1,273,164	0.2
1,273,164	(7)	Daiwa Capital Markets, Repurchase Agreement dated 12/31/21, 0.04%, due 01/03/22 (Repurchase Amount $1,273,168, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,298,627, due 02/10/22-01/01/52)	1,273,164	0.3
187,429	(7)	JPMorgan Securities LLC, Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $187,430, collateralized by various U.S. Government Securities, 0.000%-4.375%, Market Value plus accrued interest $191,178, due 01/18/22-05/15/40)	187,429	0.0
1,273,164	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 12/31/21, 0.05%, due 01/03/22 (Repurchase Amount $1,273,169, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,298,627, due 05/15/22-12/01/51)	1,273,164	0.3

	Total Repurchase Agreements
	(Cost $5,280,085)		$5,280,085	1.1

Shares			Value	Percentage of Net Assets
		Mutual Funds: 1.8%
8,372,000	(7),(8)	BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%	8,372,000	1.8
100,000	(7),(8)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 0.020%	100,000	0.0
	Total Mutual Funds
	(Cost $8,472,000)		8,472,000	1.8

	Total Short-Term Investments
	(Cost $13,752,085)		13,752,085	2.9

	Total Investments in Securities (Cost $479,180,375)		$476,867,190	100.8
	Liabilities in Excess of Other Assets		(3,866,104)	(0.8)
	Net Assets		$473,001,086	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of December 31, 2021.
(4)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(5)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(6)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(7)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(8)	Rate shown is the 7-day yield as of December 31, 2021.

Reference Rate Abbreviations:
SOFR30A	30-day Secured Overnight Financing Rate
US0001M	1-month LIBOR
US0003M	3-month LIBOR
US0012M	12-month LIBOR

Voya Short Term Bond Fund	PORTFOLIO OF INVESTMENTS
as of December 31, 2021 (Unaudited) (Continued)

Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of December 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at December 31, 2021
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$–	$211,451,917	$–	$211,451,917
Collateralized Mortgage Obligations	–	26,793,386	–	26,793,386
Asset-Backed Securities	–	100,731,528	–	100,731,528
Commercial Mortgage-Backed Securities	–	76,698,715	535,365	77,234,080
U.S. Government Agency Obligations	–	474,142	–	474,142
U.S. Treasury Obligations	–	46,430,052	–	46,430,052
Short-Term Investments	8,472,000	5,280,085	–	13,752,085
Total Investments, at fair value	$8,472,000	$467,859,825	$535,365	$476,867,190
Liabilities Table
Other Financial Instruments+
Futures	$(337,071)	$–	$–	$(337,071)
Total Liabilities	$(337,071)	$–	$–	$(337,071)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At December 31, 2021, the following futures contracts were outstanding for Voya Short Term Bond Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	667	03/31/22	$145,520,641	$(99,828)
			$145,520,641	$(99,828)
Short Contracts:
U.S. Treasury 10-Year Note	(67)	03/22/22	(8,741,406)	(100,635)
U.S. Treasury 5-Year Note	(268)	03/31/22	(32,421,719)	(136,608)
			$(41,163,125)	$(237,243)

At December 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $479,271,738.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$844,660
Gross Unrealized Depreciation	(3,586,279)
Net Unrealized Depreciation	$(2,741,619)